INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 56,835	$ 54,962
Accrued expenses and reserves	712	401
Intangibles and content assets	7,267	7,439
Lease liability	1,031	1,143
Stock based compensation	146	3,540
Other	802	1,175
Total deferred tax asset	66,793	68,660
Valuation allowance	(66,055)	(67,837)
Deferred tax assets, net of valuation allowance	738	823
Deferred tax liabilities:
ROU asset	(738)	(823)
Deferred tax liabilities, net	$ 0	$ 0